Intangible Assets - Schedule of Intangible Assets (Details) - ZAR (R) R in Thousands	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023
Schedule of Intangible Assets [Line Items]
Cost	R 299,355	R 247,507
Accumulated amortization	(216,302)	(164,384)
Carrying value	83,053	83,123	R 85,642
Product development costs [Member]
Schedule of Intangible Assets [Line Items]
Cost	246,750	200,994
Accumulated amortization	(173,786)	(129,377)
Carrying value	72,964	71,617
Computer software [Member]
Schedule of Intangible Assets [Line Items]
Cost	43,128	36,937
Accumulated amortization	(33,809)	(28,164)
Carrying value	9,319	8,773	13,758
Trade name [Member]
Schedule of Intangible Assets [Line Items]
Cost	782	882
Accumulated amortization	(782)	(752)
Carrying value		130	R 391
Customer relationship [Member]
Schedule of Intangible Assets [Line Items]
Cost	8,695	8,694
Accumulated amortization	(7,925)	(6,091)
Carrying value	R 770	R 2,603